Note 11 - Stock Options and Warrants - Option Transactions Under the Stock Option Plans (Details) - $ / shares		9 Months Ended	12 Months Ended
	Feb. 03, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding (in shares)		28,093	2,894	2,666
Outstanding, weighted average exercise price (in dollars per share)		$ 397.50	$ 3,915	$ 4,095
Granted (in shares)	15,868	51,090	25,844	586
Granted, weighted average exercise price (in dollars per share)	$ 13.50	$ 12.77	$ 91.50	$ 2,190
Exercised (in shares)				(284)
Exercised, weighted average exercise price (in dollars per share)				$ 2,370
Forfeited /expired (in shares)		(2,146)	(645)	(74)
Forfeited /expired, weighted average exercise price (in dollars per share)		$ 1,409.58	$ 3,928.50	$ 2,910
Outstanding (in shares)		77,176	28,093	2,894
Outstanding, weighted average exercise price (in dollars per share)		$ 117.34	$ 397.50	$ 3,915
Exercisable (in shares)		35,887	12,367
Exercisable, weighted average exercise price (in dollars per share)		$ 233.48	$ 768